DERIVATIVES (Details) (USD $)	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	$ 2,315,202	$ 1,739,224	$ 5,482,364	$ 6,294,923	$ 8,976,071	$ 8,166,355	$ 2,931,384	$ 1,991,267	$ 777,154
Derivative Issuance Discount	4,541	26,523	456,547	1,025,966	1,300,347	1,312,241	89,239	120,269	21,937
Derivative Liability, Notional Amount	434,136	1,265,985	3,090,088	5,527,591	6,391,071	7,936,668	15,908,302	8,520,828	13,006,194
Embedded Derivative Liability	0	2,136	137,749	741,496	946,046	1,086,599	1,058,580	229,625	81,028
Note Payoffs [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount						(155,806)	(26,316)	(159,675)	(187,582)
Embedded Derivative Liability							(8,860)	(5,904)
Exercise Of Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount								(639,960)	(1,382,847)
Issuance of November 2010 Bridge Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount									931,579
Derivative Issuance Discount									96,579
Derivative Liability, Notional Amount									391,076
Embedded Derivative Liability									150,156
Exchange of November 2010 Bridge Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount									17,175
Derivative Issuance Discount									17,175
Derivative Liability, Notional Amount									86,963
Embedded Derivative Liability									9,389
Issuance of January 2011 Bridge Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount									452,941
Derivative Issuance Discount									57,941
Derivative Liability, Notional Amount									173,808
Embedded Derivative Liability									41,024
Issuance Of Warrant [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount								2,990,520	35,523
Accreted Interest [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Issuance Discount		(21,984)	(229,392)	(569,419)	(532,559)	(471,290)	(340,050)	(74,422)	(73,363)
Change in fair value [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount		(868,133)	(1,703,252)	(2,302,707)	(923,052)	(2,174,948)	(6,826,019)	4,915,676	(3,789,889)
Embedded Derivative Liability		(2,136)	(20,567)	(438,054)	159,657	(416,347)	(2,141,984)	763,523	(51,972)
Issuance of Q2 2011 Bridge Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount								473,392
Derivative Issuance Discount								43,392
Derivative Liability, Notional Amount								121,238
Embedded Derivative Liability								71,336
Issuance of Q3 2011 Bridge Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount							11,765
Derivative Issuance Discount							1,765
Derivative Liability, Notional Amount							4,968
Embedded Derivative Liability							5,051
Issuance Of Long Term Convertible Promissory Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount						86,400		626,400
Embedded Derivative Liability								0
Issuance of May 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount							7,077,936
Derivative Issuance Discount							1,553,254
Derivative Liability, Notional Amount							0
Embedded Derivative Liability							2,719,345
Additional warrants issued to Bridge Note Holder [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount							36,376
Exchange Of Bridge Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				52,941			8,033
Derivative Issuance Discount							8,033
Derivative Liability, Notional Amount				0
Embedded Derivative Liability							2,656
Bridge Note Conversions [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount					(169,000)	(221,788)	(1,164,947)
Embedded Derivative Liability					0	(10,530)	(381,209)
Conversion of May 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				(38,000)	(1,924,060)	(1,225,561)	(671,500)
Embedded Derivative Liability				(5,016)	(341,342)	(110,494)	(166,980)
ExchangesExercises of October 2007 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount							(1,186,959)
Issuance of October 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount						2,326,471
Derivative Issuance Discount						459,396
Derivative Liability, Notional Amount						0
Embedded Derivative Liability						396,818
Reclassification of Warrant liability to Equity [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount						(186,908)
Issuance of December 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount					1,232,353
Derivative Issuance Discount					258,178
Derivative Liability, Notional Amount					0
Embedded Derivative Liability					306,568
Conversion of October 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount					(1,227,500)
Embedded Derivative Liability					(329,433)
Partial Note Repayments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount					(52,941)
Conversion of Long-term Convertible Promissory Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount					(540,000)
Exchange of Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount				(134,796)	59,572	816,259
Conversion of December 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				(827,500)
Embedded Derivative Liability				(160,677)
Issuance of May 2012 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			953,333
Derivative Liability, Notional Amount			291,400
Debt for Equity Exchange May and October 2011, December 2011 Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			(4,473,673)
Derivative Issuance Discount			(200,632)
Embedded Derivative Liability			(115,046)
Debt for Equity Exchange Bridge Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			(50,000)
Derivative Liability, Notional Amount			(4,750)
July 2012 Exchange of Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount			(407,501)
JMJ Settlement Agreement [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			540,000
JMJ Note Conversions [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			(712,800)
Issuance of Patton Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		66,667
Derivative Liability, Notional Amount		13,311
Issuance of French Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		25,000
Derivative Liability, Notional Amount		4,565
Issuance of Paterson Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		100,000
Derivative Liability, Notional Amount		18,258
Issuance of Hanover September Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		132,500
Issuance of Asher Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		103,500
Issuance of Hanover October Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		132,500
Issuance of JMJ Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		100,000
Assignment of Notes to Magna [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		(384,264)
New Magna Note [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		400,075
Magna Conversions [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount		(100,000)
Additional warrants issued due to investors due to anti-dilution provision [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Notional Amount		$ 150